Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net income (loss)	$ 10,557	$ (4,297)	$ 11,030
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	16,552	8,762	3,723
Program amortization	10,370	9,322	7,371
Amortization of deferred financing costs	507	604	858
Amortization of original issue discount	310	106
Stock-based compensation	5,920	7,192
Provision for bad debts	462	165	(10)
Loss (gain) on disposition of assets	70	199	(1)
Loss on early extinguishment of debt	1,116	1,649
Deferred tax expense	(2,727)	1,029	1,719
(Increase) decrease in:
Accounts receivable	(7,430)	(1,030)	(7)
Programming rights	(9,715)	(10,543)	(7,970)
Due from related parties	(1,398)
Prepaid expenses and other current assets	(4,397)	(2,966)	(943)
Increase (decrease) in:
Accounts payable	610	563	(55)
Due to related parties	49	(1,005)
Accrued expenses	3,400	(3,943)	1,040
Programming rights payable	(1,418)	789	36
Income tax payable	(120)	(49)	(157)
Other liabilities	556	446	(145)
Net cash provided by operating activities	23,274	6,993	16,489
Cash Flows From Investing Activities:
Acquisition of cable networks	(101,891)
Proceeds from sale of assets	10	16	50
Capital expenditures	(2,971)	(1,802)	(3,800)
Net cash used in investing activities	(104,852)	(1,786)	(3,750)
Cash Flows From Financing Activities:
Transaction proceeds, net		82,437
Proceeds from long-term debt	70,565	173,250
Repayments of long-term debt	(21,941)	(89,984)	(7,338)
Financing fees	(756)	(3,459)
Proceeds from issuance of stock	1
Distributions			(5,500)
Purchase of treasury stock	(1,023)	(938)
Excess tax benefits	120	25
Net cash provided by (used in) financing activities	46,966	161,331	(12,838)
Net (decrease) increase in cash	(34,612)	166,538	(99)
Cash:
Beginning	176,622	10,084	10,183
Ending	142,010	176,622	10,084
Cash payments for:
Interest	11,171	5,419	2,917
Income taxes	4,438	4,034	5,514
Distributions, net of withholding taxes			$ 4,950